Other Current Assets - Additional Information (Detail) - Aegon Ltd. [member] - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]
Disclosure of other assets [Line Items]
Other current assets include derivatives	€ 48	€ 123	[1]	€ 90
Fair value [member]
Disclosure of other assets [Line Items]
Other current assets include derivatives	€ 39	€ 118

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.